COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payment Under Non-cancellable Operating Lease
Future minimum lease payment under non-cancellable operating lease agreement was as follows:

For the year ending December 31,	Operating Leases
2022	$615,991
2023	937,141
2024 and thereafter	7,498,835
Total	$9,051,967